Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended	1 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012 Advisory Agreement	Jul. 31, 2012 Consulting Agreement	Jul. 31, 2012 Minimum Advisory Agreement	Jul. 31, 2012 Maximum Advisory Agreement	Apr. 01, 2012 Executive Chairman	Jun. 30, 2013 Executive Chairman	Dec. 31, 2012 Executive Chairman	Jun. 18, 2012 Chief Executive Officer	Jun. 30, 2013 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 Chief Scientific Officer	Jun. 30, 2013 Chief Scientific Officer
Initial salary paid						$ 250,000			$ 230,000			$ 275,000
Increase decrease in base salary							325,000		350,000				295,000
Increase decrease in aggregate value of financing activities	5,000,000
Percentage of annual performance bonus							30.00%			40.00%			40.00%
Purchase of common stock shares percentage	5.00%
Sharebased compensation arrangement by sharebased payment award options vested percentage								50.00%			50.00%
Bonus paid									40,000				275,000
Minimum value of financing activities									5,000,000
Proceeds from issuance of stock option to purchase of common stock	3,500,000
Services agreement expenses		$ 9,000	$ 9,000	$ 100	$ 700